Loans, Credit Quality Indicator (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Recorded Investment [Line Items]
Total Loans	$ 751,218,462	$ 747,050,011	$ 716,321,321
Loan balance for reviewing high risk loans minimum	250,000	50,000
Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	48,107,448	55,684,492
Agricultural [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	10,665,938	6,210,953	8,421,884
Commercial Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	52,738,783	53,808,056	58,545,820
Residential Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	6,549,260	5,852,238	3,530,502
Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	341,783,538	334,386,177	315,280,748
Residential [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	206,257,927	203,844,522
Farmland [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	47,034,426	49,056,861	48,225,406
Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	25,675,560	29,777,776
Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	12,405,582	8,428,936
Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	683,692,592	663,237,573
Pass [Member] | Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	41,759,281	49,947,552
Pass [Member] | Agricultural [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	10,637,705	6,155,864
Pass [Member] | Commercial Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	42,668,320	37,256,301
Pass [Member] | Residential Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	6,341,530	5,748,829
Pass [Member] | Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	317,567,749	298,222,139
Pass [Member] | Residential [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	182,977,361	183,222,020
Pass [Member] | Farmland [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	44,776,355	45,495,038
Pass [Member] | Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	24,608,175	28,839,058
Pass [Member] | Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	12,356,116	8,350,772
Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	29,618,883	25,573,039
Special Mention [Member] | Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	2,770,284	1,417,735
Special Mention [Member] | Agricultural [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	16,830	0
Special Mention [Member] | Commercial Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	1,512,301	1,663,588
Special Mention [Member] | Residential Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	207,730	103,409
Special Mention [Member] | Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	10,759,954	9,759,473
Special Mention [Member] | Residential [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	13,523,478	11,412,973
Special Mention [Member] | Farmland [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	507,122	913,487
Special Mention [Member] | Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	320,473	293,467
Special Mention [Member] | Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	711	8,907
Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	37,906,987	58,239,399
Substandard [Member] | Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	3,577,883	4,319,205
Substandard [Member] | Agricultural [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	11,403	55,089
Substandard [Member] | Commercial Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	8,558,162	14,888,167
Substandard [Member] | Residential Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	0	0
Substandard [Member] | Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	13,455,835	26,404,565
Substandard [Member] | Residential [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	9,757,088	9,209,529
Substandard [Member] | Farmland [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	1,750,949	2,648,336
Substandard [Member] | Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	746,912	645,251
Substandard [Member] | Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	$ 48,755	$ 69,257